CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ (175.5)	$ 149.0	$ 319.5
Other comprehensive income (loss), net of tax:
Cumulative translation adjustment, net of (provision for) benefit from taxes of $14.0, $11.7 and $0.9, respectively	(123.0)	(247.3)	(237.7)
Derivative hedging adjustment, net of (provision for) benefit from taxes of $1.2, $(0.4) and $1.2, respectively	(4.7)	3.0	(3.4)
Debt and equity securities adjustment, net of (provision for) benefit from taxes of $(0.1), $0.1 and $0.0, respectively	6.9	(7.9)	1.6
Pension liability adjustment:
Net gain (loss), net of (provision for) benefit from taxes of $12.1, $2.6 and $11.4, respectively	(28.3)	11.7	(94.0)
Amortization of actuarial (gain) loss, net of provision for (benefit from) taxes of $(3.1), $(1.6) and $(1.2), respectively	6.7	9.6	4.9
Foreign exchange and other effects, net of (provision for) benefit from taxes of $(2.4), $(1.9) and $(1.2), respectively	12.2	11.0	15.2
Total pension liability adjustment	(9.4)	32.3	(73.9)
Other comprehensive income (loss)	(130.2)	(219.9)	(313.4)
Comprehensive income (loss)	(305.7)	(70.9)	6.1
Comprehensive loss (income) attributable to noncontrolling interest	(0.2)	(3.0)	(0.4)
Comprehensive income (loss) attributable to Terex Corporation	$ (305.9)	$ (73.9)	$ 5.7